Accounts Receivable, Net - Changes in Allowance for Doubtful Debts (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Impairment losses for doubtful debts	¥ 920
Allowance for credit losses [member]
Disclosure of financial assets [line items]
At end of year			¥ 3,402
At beginning of year		¥ 3,402	2,935
Impairment losses for doubtful debts		1,962	2,203
Accounts receivable written off		(1,522)	(1,736)
Allowance for credit losses [member] | IAS 39 [member]
Disclosure of financial assets [line items]
At end of year		3,842	¥ 3,402
At beginning of year	¥ 3,842	¥ 3,402